INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at January 1, 2021	1,803,993	760,333	237,597	50,276	2,852,199
Additions	261,457	101,682	17,151	4,537	384,827
Reclassifications	—	—	3,200	(3,200)	—
Translation differences and other movements	—	—	(59)	7	(52)
Balance at December 31, 2021	2,065,450	862,015	257,889	51,620	3,236,974
Additions	270,329	146,039	30,566	9,960	456,894
Divestitures	(962)	(350)	—	—	(1,312)
Reclassifications	—	—	2,924	(2,924)	—
Translation differences and other movements	—	—	—	9	9
Balance at December 31, 2022	2,334,817	1,007,704	291,379	58,665	3,692,565

Accumulated amortization at January 1, 2021	1,173,914	451,938	202,347	44,710	1,872,909
Amortization	146,664	47,808	29,495	1,925	225,892
Balance at December 31, 2021	1,320,578	499,746	231,842	46,635	2,098,801
Amortization	189,546	68,184	27,153	1,493	286,376
Balance at December 31, 2022	1,510,124	567,930	258,995	48,128	2,385,177

Carrying amount at:
January 1, 2021	630,079	308,395	35,250	5,566	979,290
December 31, 2021	744,872	362,269	26,047	4,985	1,138,173
December 31, 2022	824,693	439,774	32,384	10,537	1,307,388